Fair value measurements (Tables)	6 Months Ended
Jul. 31, 2021
Fair Value Measurements
Schedule of Fair Value Measurement of Assets and Liabilities

The table below shows the assigned level for each asset and liability held at fair value by the Group:

31 July 2021	Level 1 US $000s	Level 2 US $000s	Level 3 US $000s	Total US $000s
Recurring fair value measurements
Financial assets
Contingent consideration	-	-	-	-

Financial liabilities
Phantom warrant liabilities	-	9,685	-	9,685
Financial derivative liabilities	-	-	-	-

31 January 2021	Level 1 US $000s	Level 2 US $000s	Level 3 US $000s	Total US $000s
Recurring fair value measurements
Financial assets
Contingent consideration	-	-	-	-

Financial liabilities
Phantom warrant liabilities	-	8,335	-	8,335
Financial derivative liabilities	-	450		450